BORROWING ARRANGEMENTS - Long-term borrowings (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 16, 2015	Oct. 26, 2015	Sep. 23, 2015	Apr. 01, 2015	Mar. 18, 2015	Mar. 13, 2015	Dec. 31, 2014	Sep. 11, 2014	Mar. 11, 2014	Mar. 19, 2012
Secured borrowings:
Secured Borrowings		$ 236,204							$ 251,454
Unsecured borrowings:
Revolving line of credit		230,000							85,000
Term loans		750,000							200,000
Revolving line of credit including term loan		980,000							285,000
Totals - net		$ 3,569,086							2,378,503
Percentage of third-party administration fee		0.50%
Secured borrowings
Secured borrowings:
Secured borrowings excluding unamortized premium		$ 236,204							237,880
Premium - net									13,574
Secured Borrowings		$ 236,204							251,454
Secured borrowings | GE Term loan
Debt Instrument [Line Items]
Maturity		2019
Rate		4.00%
Secured borrowings:
Ge Term Loan		$ 180,000				$ 180,000
Unsecured borrowings:
Secured real estate assets net carrying value		$ 295,500
Secured borrowings | HUD mortgages assumed June 2010
Secured borrowings:
Long-term borrowing amount, secured borrowings									120,665
Secured borrowings | HUD mortgages assumed October 2011
Secured borrowings:
Long-term borrowing amount, secured borrowings									24,441
Secured borrowings | HUD mortgages assumed December 2011
Debt Instrument [Line Items]
Maturity	[1]	2044
Rate	[1]	3.06%
Secured borrowings:
Long-term borrowing amount, secured borrowings	[1]	$ 56,204							57,416
Unsecured borrowings:
Secured real estate assets net carrying value		95,400
Secured borrowings | HUD mortgages assumed December 2012
Secured borrowings:
Long-term borrowing amount, secured borrowings									35,358
Unsecured borrowings
Unsecured borrowings:
Unsecured borrowings		2,370,000							1,845,000
Discount - net		(17,118)							(2,951)
Total unsecured borrowings		$ 3,332,882							2,127,049
Unsecured borrowings | Revolving line of credit
Debt Instrument [Line Items]
Maturity		2018
Rate		1.72%
Unsecured borrowings:
Revolving line of credit		$ 230,000							85,000
Unsecured borrowings | Tranche A-1 term loan
Debt Instrument [Line Items]
Maturity		2019
Rate		1.92%
Unsecured borrowings:
Term loans		$ 200,000							200,000
Unsecured borrowings | Tranche A-2 term loan
Debt Instrument [Line Items]
Maturity		2017
Rate		1.77%
Unsecured borrowings:
Term loans		$ 200,000
Unsecured borrowings | Omega OP Term loan
Debt Instrument [Line Items]
Maturity		2017
Rate		1.77%
Unsecured borrowings:
Term loans		$ 100,000
Unsecured borrowings | 2015 term loan
Debt Instrument [Line Items]
Maturity		2022
Rate		2.14%
Unsecured borrowings:
Term loans		$ 250,000	$ 250,000
Unsecured borrowings | 2020 Notes
Debt Instrument [Line Items]
Rate								7.50%
Unsecured borrowings:
Senior notes outstanding								$ 200,000	200,000
Unsecured borrowings | 2022 Notes
Debt Instrument [Line Items]
Rate				6.75%	6.75%
Unsecured borrowings:
Senior notes outstanding					$ 575,000				575,000
Unsecured borrowings | 2024 Notes
Debt Instrument [Line Items]
Maturity		2024
Rate		5.875%										5.875%
Unsecured borrowings:
Senior notes outstanding		$ 400,000							400,000			$ 400,000
Unsecured borrowings | 2024 notes
Debt Instrument [Line Items]
Maturity		2024
Rate		4.95%									4.95%
Unsecured borrowings:
Senior notes outstanding		$ 400,000							400,000		$ 400,000
Unsecured borrowings | 2025 notes
Debt Instrument [Line Items]
Maturity		2025
Rate		4.50%								4.50%
Unsecured borrowings:
Senior notes outstanding		$ 250,000							250,000	$ 250,000
Unsecured borrowings | 2026 Notes
Debt Instrument [Line Items]
Maturity		2026
Rate		5.25%			5.25%
Unsecured borrowings:
Senior notes outstanding		$ 600,000			$ 600,000
Unsecured borrowings | 2027 Notes
Debt Instrument [Line Items]
Maturity		2027
Rate		4.50%					4.50%
Unsecured borrowings:
Senior notes outstanding		$ 700,000					$ 700,000
Unsecured borrowings | Subordinated debt
Debt Instrument [Line Items]
Maturity		2021
Rate		9.00%
Unsecured borrowings:
Senior notes outstanding		$ 20,000							$ 20,000

[1]	Reflects the weighted average annual contractual interest rate on the mortgages at December 31, 2015 excluding a third-party administration fee of approximately 0.5%. Secured by real estate assets with a net carrying value of $95.4 million.